UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C 20549
FORM 13F
FORM 13F COVER PAGE



TYPE

13F HR


PERIOD

3/31/09



FILER



SROS

NONE


SUBMISSION CONTACT

NAME

E. Hurley

PHONE


7812377170


Report for the Calendar Year or Quarter Ended: March 31, 2009


Check here if Amendment [  ]; Amendment Number:


This Amendment (Check only one.):

[  ] is a restatement.


[  ] adds new holdings entries.



Institutional Investment Manager Filing this
Report:

Name:

Beaumont Financial Partners, LLC


Address:

20 Walnut Street, Suite One


Wellesley Hills, MA  02481



13F File Number:

028-11748



The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.



Person Signing this Report on Behalf of Reporting Manager:


Name:

David Meade Haviland


Title:

Class A Member


Phone:

7812377170



Signature,

Place,


and Date of Signing:


David Meade Haviland


Wellesley Hills, MA


May 15, 2009




Report Type (Check only one.):


[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.



List of Other Managers Reporting for this Manager:
None

FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:

0

Form 13F Information Table Entry Total:

46


Form 13F Information Table Value Total:

$137,447 (thousands)






 FORM 13F INFORMATION TABLE
									Value		SHARES/		SH/	PUT/	INVSTMT		OTHER	  	  VOTING AUTHORITY
NAME OF ISSUER			TITLE OF CLASS		CUSIP		(x$ 1000)	PRN AMT		PRN	CALL	DSCRETN		MANAGERS	SOLE	SHARED	 NONE
ABBOTT LABORATORIES INC		COM			002824100	6528		136848.6	SH		SOLE						136848.6
AT&T				COM			00206R102	8879		352323.4	SH		SOLE						352323.4
BARCLAYS BANK PLC		SP ADR 7.1 PF		06739H776	267		22850.0		SH		SOLE						22850.0
BERKSHIRE HATHAWAY B		CLASS B			084670207	353		125.0		SH		SOLE						125.0
CELGENE CORP			COM			151020104	1023		23040.0		SH		SOLE						23040.0
CENTRAL FUND CDA LTD		CL A			153501101	18124		1520483.9	SH		SOLE						1520483.9
CHEVRON CORP			COM			166764100	401		5970.0		SH		SOLE						5970.0
CLAYMORE ETF TRUST		CDN ENERGY		18383Q606	1034		105979.4	SH		SOLE						105979.4
COCA COLA CO			COM			191216100	409		9306.0		SH		SOLE						9306.0
COLGATE-PALMOLIVE CO		COM			194162103	7299		123746.5	SH		SOLE						123746.5
DIAGEO PLC			SPONSORED ADR		25243Q205	5975		133509.7	SH		SOLE						133509.7
EMC CORP MASS			COM			268648102	282		24750.0		SH		SOLE						24750.0
ENERPLUS RES TRUST		TRUST UNIT		29274D604	5039		307840.25	SH		SOLE						307840.25
EXXON MOBIL CORP		COM			30231G102	2002		29394.8		SH		SOLE						29394.8
GENERAL ELECTRIC CO		COM			369604103	5501		544139.0	SH		SOLE						544139.0
INTL BUSINESS MACH		COM			459200101	4827		49815.0		SH		SOLE						49815.0
ISHARES SILVER TR		COM			46428Q109	1495		116900.0	SH		SOLE						116900.0
ISHARES TRUST			BCLYS TIPS BD		464287176	5925		57667.0		SH		Sole						57667.0
JOHNSON &  JOHNSON		COM			478160104	7693		146262.7	SH		SOLE						146262.7
KAYNE ANDERSON MLP INV CO	COM			486606106	1319		66360.0		SH		SOLE						66360.0
KINROSS GOLD			COM			496902904	1892		105896.0	SH		SOLE						105896.0
MANULIFE FINANCIAL CORP		COM			56501R106	225		20083.0		SH		SOLE						20083.0
MARKET VECTOR ETF TR		GOLD MINER ETF		57060U100	7696		208670.0	SH		SOLE						208670.0
MCDONALDS CORP			COM			580135101	609		11159.9		SH		SOLE						11159.9
MICROSOFT CORP			COM			594918104	5329		290076.8	SH		SOLE						290076.8
PARKER HANNIFIN CORP		COM			701094104	251		7375.0		SH		SOLE						7375.0
PENN WEST ENERGY TRUST		TRUST UNIT		707885109	2094		220644.3	SH		SOLE						220644.3
PEPSICO INC			COM			713448108	325		6303.0		SH		SOLE						6303.0
PPG INDUSTRIES INC.		COM			693506107	3298		89388.7		SH		SOLE						89388.7
PROCTER & GAMBLE CO		COM			742718109	2908		61753.5		SH		SOLE						61753.5
PROSHARES 			ULT SH 20 YRS		74347R297	235		5377.0		SH		SOLE						5377.0
ROYAL BANK SCOTLAND		ADR PREF F		780097804	68		10000.0		SH		SOLE						10000.0
SELECT SECTOR SPDR TR		SBI CONS STAPLES	81369Y308	1599		75800.1		SH		SOLE						75800.1
SELECT SECTOR SPDR TR		SBI INT TECH		81369Y803	185		11815.0		SH		SOLE						11815.0
SPDR TR				BCLYS SHRT TRM MUNI	78464A425	6860		288120.0	SH		SOLE						288120.0
SPDR TR				DJWS MIDCAP GR		78464A821	468		12620.0		SH		SOLE						12620.0
SPDR GOLD TR			GLD SH			78463V107	1334		14776.0		SH		SOLE						14776.0
SPDR TR				S&P 500			78462F103	642		8076.0		SH		SOLE						8076.0
SPDR TR				S&P BIOTECH		78464A870	289		6022.0		SH		SOLE						6022.0
SUNCOR ENERGY INC		COM			867229106	2906		130855.0	SH		SOLE						130855.0
TEVA PHARMACEUTICAL INDS LTD	ADR			881624209	3560		79025.3		SH		SOLE						79025.3
UNITED PARCEL SERVICE INC	CLASS B			911312106	307		6244.0		SH		SOLE						6244.0
UNITED TECHNOLOGIES CORP	COM			913017019	3662		85195.0		SH		SOLE						85195.0
VANGUARD FUNDS			GROWTH ETF		922908736	849		22714.3		SH		SOLE						22714.3
VERIZON COMMUNICATIONS		COM			92343V104	283		9370.2		SH		SOLE						9370.2
YAMANA GOLD INC			COM			98462Y100	5198		561918.8	SH		SOLE						561918.8


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